Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Warrants And Rights Note Disclosure [Abstract]
Warrants
11. Warrants
The Company recognized $181,762 and $658,945 in warrant expense for the three and nine months ended September 30, 2021, respectively, included in selling, general and administration expense.

7. Warrants
On January 1, 2019, the Company issued a seven-year warrant to a service provider to purchase 20,533 shares of the Company’s common stock with an exercise price of $4.79 per share. The warrants vested immediately. The Company received legal services, as needed, during 2019 under an unwritten agreement with the service provider. The warrants are classified within stockholders’ equity at their fair value and were treated as a standalone instrument. The fair value of the warrant was determined to be $82,141 utilizing the Black-Scholes-Merton option-pricing model at the time of issuance and is recorded in selling, general and administrative expenses for the year ended December 31, 2019.
On March 31, 2020, the Company issued a warrant to purchase up to 26,225 shares of its stock to one of its consultants in exchange for legal services, as needed, during 2020. The warrant contains a strike price of $5.67 per share and has a seven-yea
r contractual term. The warrant is classified within stockholders’ deficit at its fair value and was treated as a standalone instrument. The grant date fair value of the warrant was determined to be $101,478 utilizing the Black-Scholes-Merton option-pricing model at the time of issuance and is all included in selling, general and administrative expenses for the year ended December 31, 2020.
From February to June 2019, the Company issued a series of seven-year warrants to purchase a total of 31,470 shares of the Company’s common stock to the six members of its scientific advisory board (“SAB”) in consideration of their service as SAB members. Each member received a warrant to purchase 5,245 shares under the same form of warrant. The exercise price is $5.57 per share and the warrants vested immediately upon issuance. The warrants are classified within stockholders’ equity at their fair value and were treated as a standalone instrument. The fair value of the 31,470 warrants was determined to be $114,631 utilizing the Black-Scholes-Merton option-pricing model at the time of issuance. These warrants contained a provision that they would expire on the earlier of seven years from the issuance date or the date of consummation of the sale of the Company’s stock under an SEC registration statement. The warrants expired early upon consummation of the December 2020 initial public offering.
On August 25, 2020, the Company granted a fully vested warrant to purchase up to 21,854 shares of its common stock to Flagship Consulting, Inc. in connection with consulting services provided to the Company. The warrant is exercisable at a strike price of $5.90 per share and has a contractual term of seven years. The warrant is classified within stockholders’ equity at its fair value as a standalone instrument. The grant date fair value of the warrant was determined to be $87,597 utilizing the Black-Scholes-Merton option-pricing model at the time of issuance and is included in selling, general and administrative expenses for the year ended December 31, 2020.

On August 25, 2020, the Company granted a warrant to purchase up to 150,000 shares of its common stock to Flagship Consulting, Inc. in connection with consulting services to be provided to the Company. The warrant is exercisable at a strike price of $5.90 per share and has a contractual term of seven years
. The warrant vests in full and becomes exercisable on the first anniversary of the grant date. The warrant is classified within stockholders’ equity at its fair value as a standalone instrument over the vesting period. The aggregate grant date fair value of the warrant was determined to be $601,245 utilizing the Black-Scholes-Merton option-pricing model at the time of issuance and will be included in selling, general and administrative expenses as services are rendered during its
12-month
vesting period. Through December 31, 2020, $210,848 is included in selling, general and administrative expense.
On August 25, 2020, a warrant holder exercised a warrant for 21,854 shares in a net settlement transaction. The Company issued 13,301 fully paid non-assessable
shares of its common stock in connection with this net settled warrant exercise.
No
warrants were exercised for the year ended December 30, 2021.
On December 28, 2020, the Company issued a
seven-year
warrant to purchase up to a total of 102,435 shares of the Company’s common stock with an exercise price of $10.00 per share to certain 2018 investors in consideration for completing the IPO later than March 2019 (the “Late IPO Warrants”). The warrants vested immediately. The warrants are classified within stockholders’ equity at their fair value and were treated as a standalone instrument. The fair value of the warrant was determined to be $685,441 utilizing the Black-Scholes-Merton option-pricing model at the time of issuance. The fair value in the amount of $685,441 is included in selling, general and administrative expenses for the year ended December 31, 2020.
The Company issued and sold to its underwriters warrants to purchase up to 90,000 shares of its co mmo
n stock and up to 750,000 shares of its common stock in connection with its December 2020 IPO and its June 2021 Offering, respectively. The warrants were sold for an aggregate purchase price of $100 for each set of warrants and have five-year
terms. The IPO warrant is exercisable beginning
June 20, 2021
at an initial exercise price of $12.50 per share of common stock. The June 2021 Offering warrant is exercisable beginning
June 15, 2022
at an initial exercise price of $3.75 per share of common stock.